Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2014
Fair Value Disclosures [Abstract]
Schedule of Fair Value Hierarchy for Financial Assets and Liabilities
The following table presents our fair value hierarchy for our financial assets and liabilities measured at fair value on a recurring basis as of December 31, 2014 and 2013:

	As of December 31, 2014				As of December 31, 2013
(in thousands)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Assets:
Short-term investments	$3,885	$180,151	$—	$184,036	$8,550	$41,373	$—	$49,923
Call option	—	147,707	—	147,707	—	—	—	—
Foreign exchange contracts	—	46,802	—	46,802	—	2,533	—	2,533
Interest rate contracts	—	3,294	—	3,294	—	—	—	—
	$3,885	$377,954	$—	$381,839	$8,550	$43,906	$—	$52,456
Liabilities:
Foreign exchange contracts	$—	$10,547	$—	$10,547	$—	$14,518	$—	$14,518
Cash conversion option	—	149,450	—	149,450	—	—	—	—
Contingent consideration	—	—	17,477	17,477	—	—	6,127	6,127
	$—	$159,997	$17,477	$177,474	$—	$14,518	$6,127	$20,645

Summary of Activity for Liabilities with Level 3 Inputs
Activity for liabilities with Level 3 inputs is summarized in the following table:

(in thousands) (unaudited)	Fair Value Measurements Using Significant Unobservable Inputs (Level 3) Contingent Consideration
BALANCE AT DECEMBER 31, 2012	$18,983
Additions from acquisitions	2,065
Payments	(3,834)
Gain included in earnings	(11,127)
Foreign currency translation	40
BALANCE AT DECEMBER 31, 2013	$6,127
Additions from acquisitions	13,057
Payments	(457)
Gain included in earnings	(1,162)
Foreign currency translation	(88)
BALANCE AT DECEMBER 31, 2014	$17,477